SCHEDULE OF NOTES PAYABLE (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 26, 2013	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal		$ 871,082		$ 871,082	$ 871,082
Interest Rate	5.00%	500.00%		500.00%
Interest Expense		$ 36,597	$ 36,597	$ 48,796	48,793
Maturity	Oct. 05, 2019	Aug. 06, 2022
Notes Payable One [Member]
Short-term Debt [Line Items]
Principal		$ 32,960		$ 32,960	$ 32,960
Interest Rate		5.00%		5.00%	5.00%
Interest Expense		$ 1,236	$ 1,236	$ 1,649	$ 1,648
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Two [Member]
Short-term Debt [Line Items]
Principal		$ 32,746		$ 32,746	$ 32,746
Interest Rate		5.00%		5.00%	5.00%
Interest Expense		$ 1,227	$ 1,227	$ 1,637	$ 1,636
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Three [Member]
Short-term Debt [Line Items]
Principal		$ 5,000		$ 5,000	$ 5,000
Interest Rate		6.00%		6.00%	6.00%
Interest Expense		$ 225	$ 225	$ 300	$ 300
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Four [Member]
Short-term Debt [Line Items]
Principal		$ 100,000		$ 100,000	$ 100,000
Interest Rate		5.00%		5.00%	5.00%
Interest Expense		$ 3,750	$ 3,750	$ 5,000	$ 5,000
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Five [Member]
Short-term Debt [Line Items]
Principal		$ 7,000		$ 7,000	$ 7,000
Interest Rate		6.00%		6.00%	6.00%
Interest Expense		$ 315	$ 315	$ 420	$ 420
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Six [Member]
Short-term Debt [Line Items]
Principal		$ 388,376		$ 388,376	$ 388,376
Interest Rate		5.00%		5.00%	5.00%
Interest Expense		$ 14,565	$ 14,565	$ 19,420	$ 19,419
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Seven [Member]
Short-term Debt [Line Items]
Principal		$ 192,000		$ 192,000	$ 192,000
Interest Rate		0.00%		0.00%	0.00%
Interest Expense		$ 10,080	$ 10,080	$ 13,440	$ 13,440
Maturity		Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Notes Payable Eight [Member]
Short-term Debt [Line Items]
Principal		$ 18,000		$ 18,000	$ 18,000
Interest Rate		6.00%		6.00%	6.00%
Interest Expense		$ 810	$ 810	$ 1,080	$ 1,080
Maturity		Sep. 01, 2002	Sep. 01, 2002	Sep. 01, 2002	Sep. 01, 2002
Notes Payable Nine [Member]
Short-term Debt [Line Items]
Principal		$ 30,000		$ 30,000	$ 30,000
Interest Rate		6.00%		6.00%	6.00%
Interest Expense		$ 1,350	$ 1,350	$ 1,800	$ 1,800
Maturity		Sep. 12, 2002	Sep. 12, 2002	Sep. 12, 2002	Sep. 12, 2002
Notes Payable Ten [Member]
Short-term Debt [Line Items]
Principal		$ 25,000		$ 25,000	$ 25,000
Interest Rate		5.00%		5.00%	5.00%
Interest Expense		$ 939	$ 939	$ 1,250	$ 1,250
Maturity		Aug. 31, 2000	Aug. 31, 2000	Aug. 31, 2000	Aug. 31, 2000
Notes Payable Eleven [Member]
Short-term Debt [Line Items]
Principal		$ 40,000		$ 40,000	$ 40,000
Interest Rate		7.00%		7.00%	7.00%
Interest Expense		$ 2,100	$ 2,100	$ 2,800	$ 2,800
Maturity		Jul. 10, 2002	Jul. 10, 2002	Jul. 10, 2002	Jul. 10, 2002